Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Note 16.	Related Party Transactions

The Company provides various services to several related entities under common control by the Chairman and CEO of the Company, primarily in the form of accounting, finance, information technology and human resource outsourcing, which are generally reimbursed by the related entities. The cost of these services was approximately $40 and $88 for the quarter and six months ended June 30, 2013, respectively. The cost of these services was approximately $30 and $78 for the quarter and six months ended June 30, 2012, respectively. In addition, the Company may purchase certain items on behalf of related parties under common control by the Chairman and CEO of the Company. Amounts due from these related entities at June 30, 2013 and December 31, 2012, were not significant.

The Company receives design services and the corporate use of an airplane from related entities under common control by the Chairman and CEO of the Company. The cost of these services received was approximately $56 and $97 for the quarter and six months ended June 30, 2013, respectively. The cost of these services received was approximately $40 and $59 for the quarter and six months ended June 30, 2012, respectively. Amounts due to these related entities at June 30, 2013 and December 31, 2012, were not significant.

Note 18. Related Party Transactions

The Company provides various services to several related entities under common control by the majority member, primarily in the form of accounting, finance, information technology and human resource outsourcing. The cost of these services is generally reimbursed by these related entities and was approximately $281, $210 and $90 in 2012, 2011 and 2010, respectively. In addition, the Company may purchase certain items on behalf of related parties under common control by the majority member. Amounts due from these related entities, included in prepaid expenses and other current assets in the consolidated balance sheets, were $38 at December 31, 2012, and $396 at December 31, 2011.

The Company receives design services and the corporate use of an airplane from related entities under common control by the majority member. The cost of these services received was approximately $149, $23 and $35 in 2012, 2011 and 2010, respectively. Amounts due to these related entities, included in accounts payable and accrued expenses and other current liabilities in the consolidated balance sheets, were $47 at December 31, 2012, and $17 at December 31, 2011.